Bank loans (Details Narrative)				12 Months Ended
	Jan. 19, 2024	Nov. 01, 2022 SGD ($)	Aug. 11, 2022 SGD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2026 SGD ($)
Debt Disclosure [Abstract]
Debt instrument term	36 months	5 years	5 years
Unsecured debt		$ 500,000	$ 270,000
Debt instrument maturity date		November 2027	July 2027
Interest rate		7.75%	4.75%
Bank loan carrying amount				$ 61,526		$ 133,979	$ 78,366
Interest expenses				$ 4,057	$ 5,167	$ 8,463